Business Acquired - Summary of Estimated Fair Value of Assets Acquired and Liabilities Assumed (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Aug. 07, 2014
Business Acquisition [Line Items]
GOODWILL	$ 179,445	$ 12,444	$ 12,444
SPTS Technologies Group Limited [Member]
Business Acquisition [Line Items]
Cash and cash equivalents				8,309
Current assets, excluding inventory				38,056
Inventories				49,108
Property, plant and equipment				25,160
GOODWILL				167,001
Total assets acquired				441,577
Current liabilities				38,246
Deferred taxes and other long-term liability				19,934
Total liabilities assumed				58,180
Net assets acquired				383,370
In-Process Research & Development [Member] | SPTS Technologies Group Limited [Member]
Business Acquisition [Line Items]
Finite-lived intangibles				6,920
Technology and Intellectual Property [Member] | SPTS Technologies Group Limited [Member]
Business Acquisition [Line Items]
Finite-lived intangibles				60,870
Customer Relations [Member] | SPTS Technologies Group Limited [Member]
Business Acquisition [Line Items]
Finite-lived intangibles				69,768
Trade Names [Member] | SPTS Technologies Group Limited [Member]
Business Acquisition [Line Items]
Finite-lived intangibles				5,960
Backlog [Member] | SPTS Technologies Group Limited [Member]
Business Acquisition [Line Items]
Finite-lived intangibles				$ 10,398